Shareholders' equity, capital distribution and earnings per share - Narrative (Details) $ / shares in Units, $ in Millions, kr in Billions		1 Months Ended		12 Months Ended
	Feb. 03, 2026 $ / shares	Jul. 31, 2025 USD ($)	Jul. 31, 2025 NOK (kr)	Dec. 31, 2025 USD ($) tranche class vote $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Feb. 04, 2026 USD ($)	Apr. 02, 2025 USD ($)
Share Repurchase Program [Line Items]
Number of classes of shares | class				1
Number of votes per share for shareholders | vote				1
Dividends proposed (in USD per share) | $ / shares				$ 1.4800	$ 2.8000
Payments to acquire or redeem entity's shares				$ 5,916	$ 6,013	$ 5,589
Share buy-back recognised as a reduction in equity				5,791	5,936	$ 5,685
Share buy-back programme for 2025
Share Repurchase Program [Line Items]
Authorized share-buy back amount				$ 5,000
Number of tranches in share buy-back programme | tranche				4
Share buy-back programme for 2025 | Top of range
Share Repurchase Program [Line Items]
Authorized share-buy back amount				$ 5,000
Share buy-back programme 2025, Tranche four
Share Repurchase Program [Line Items]
Purchase of treasury shares				285
Payments to acquire or redeem entity's shares				271
Share buy-back recognised as a reduction in equity				418
Treasury shares employees
Share Repurchase Program [Line Items]
Purchase of treasury shares				$ 99	85
Norwegian State
Share Repurchase Program [Line Items]
Percentage ownership of entity by shareholders				67.00%
Share buy-back recognised as a reduction in equity				$ 4,141	$ 3,956
Norwegian State | Share buy-back Programme for 2024 and 2025
Share Repurchase Program [Line Items]
Payments to acquire or redeem entity's shares		$ 4,141	kr 42.7
Potential ordinary share transactions
Share Repurchase Program [Line Items]
Dividends proposed (in USD per share) | $ / shares	$ 0.39
Treasury share transactions | Share buy-back programme 2026
Share Repurchase Program [Line Items]
Authorized share-buy back amount							$ 1,500
Treasury share transactions | Share buy-back Programme, 2026 Tranche one | Forecast
Share Repurchase Program [Line Items]
Authorized share-buy back amount								$ 375